Popular, Inc. (Holding company only) financial information (Statement of Operations) (Parenthetical) (Details) - Popular, Inc. Holding Co. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Interest income from subsidiaries and affiliate	$ 2,290	$ 4,237	$ 6,121
Expenses
Operating expenses for services by subsidiaries and affiliates	13,140	14,400	10,511
Expense reimbursement by subsidiaries for services provided by parent	$ 138,729	$ 106,725	$ 90,807